Capital Stock and Changes in Capital Accounts - Common Stock (Details) - $ / shares	Dec. 31, 2021	Nov. 30, 2021	Nov. 29, 2021	Apr. 15, 2021
Capital Stock and Changes in Capital Accounts
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	8,820,240		8,820,240
Common stock, shares outstanding	8,820,240		8,820,240